Stock Options (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2012	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			2,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Increased Shares Reserved Annually			500,000
Stock-based compensation	$ 4,500,000		$ 8,874,000	$ 1,587,000	$ 1,242,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)			$ 22.36	$ 10.67
Share Based Compensation Arrangement By Share-Based Payment Award, Options, Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)			$ 8.91	$ 5.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			74,500,000	9,500,000	8,200,000
Stock Repurchased During Period, Shares		138,878
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Unvested Outstanding, Number			1,034,619	826,747
Share Based Compensation Arrangement By Share Based Payment Award Options Unvested Weighted Average Grant Date Fair Value (in dollars per share)			$ 9.82	$ 7.46
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 49,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			1 year 6 months
Objet Options [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum			0.40%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum			0.50%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			60.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum			62.60%
Objet Options [Member] | Minimum [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			2 years 6 months
Objet Options [Member] | Maximum [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			3 years 8 months 12 days